Schedule of Changes in Projected Benefit Obligations and Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Change in projected benefit obligation:
Projected benefit obligation, beginning of period	$ 59,518	$ 54,094
Service cost	3,766	3,689	$ 2,680
Interest cost	424	163	434
Benefits accumulated, net of benefits paid	1,474	1,743
Plan amendments (Reduction of the conversion rate 6.8% to 6.2%)	(4,068)
Actuarial (gain) loss on obligation	1,606	(2,777)
Participant contributions	1,415	1,262
Currency translation adjustment	(1,581)	1,344
Projected benefit obligation, end of period	62,554	59,518	54,094
Change in plan assets:
Plan assets at fair value, beginning of period	42,990	35,857
Actual return on plan assets	1,566	805
Employer contributions	2,731	2,432
Participant contributions	1,415	1,262
Benefits accumulated, net of benefits paid	1,474	1,743
Currency translation adjustment	(1,142)	891
Plan assets at fair value, end of period	49,034	42,990	35,857
Other non-current assets:
Deferred tax asset	2,859	3,496
Other non-current liabilities:
Underfunded pension liability	13,520	16,528
Amounts recognized in accumulated other comprehensive income, net of tax:
Pension adjustment, net of taxes of $763, $674, and ($1,886) for the years ended June 30, 2018, 2017, and 2016, respectively	2,846	2,514	$ (7,031)
Accumulated benefit obligation, end of period	$ 59,800	$ 56,457